COHEN & STEERS GLOBAL REALTY SHARES, INC.

SCHEDULE OF INVESTMENTS

March 31, 2021 (Unaudited)

		Shares	Value
COMMON STOCK	98.6%
AUSTRALIA	3.8%
REAL ESTATE
DIVERSIFIED	3.4%
BGP Holdings PLC (EUR)(a),(b)		11,893,063	$0
Charter Hall Group		2,204,620	21,567,807
Mirvac Group		14,252,785	27,064,257

			48,632,064

INDUSTRIALS	0.4%
Goodman Group		421,803	5,805,294

TOTAL AUSTRALIA			54,437,358

AUSTRIA	0.2%
REAL ESTATE—DIVERSIFIED
CA Immobilien Anlagen AG		50,725	2,147,416

BELGIUM	1.1%
REAL ESTATE
INDUSTRIALS	0.4%
VGP NV		31,058	4,967,922

RESIDENTIAL	0.7%
Aedifica SA		89,849	10,304,788

TOTAL BELGIUM			15,272,710

CANADA	0.6%
REAL ESTATE—OFFICE
Allied Properties REIT		260,629	8,428,394

CHINA	0.8%
INDUSTRIALS	0.4%
ESR Cayman Ltd., 144A (H Shares)(b),(c)		1,672,000	5,473,611

REAL ESTATE—DATA CENTERS	0.4%
GDS Holdings Ltd., ADR, (USD)(b)		71,715	5,815,369

TOTAL CHINA			11,288,980

FRANCE	2.0%
REAL ESTATE
DIVERSIFIED	0.7%
ICADE		134,977	9,869,227

NET LEASE	0.3%
ARGAN SA		48,142	4,539,072

		Shares	Value
RETAIL	1.0%
Klepierre SA		586,187	$13,669,377

TOTAL FRANCE			28,077,676

GERMANY	6.7%
REAL ESTATE
OFFICE	0.8%
Alstria Office REIT AG		739,021	11,942,436

RESIDENTIAL	5.9%
Deutsche Wohnen SE		711,941	33,212,052
Instone Real Estate Group AG, 144A(b),(c)		409,782	11,268,929
Vonovia SE		607,280	39,667,160

			84,148,141

TOTAL GERMANY			96,090,577

HONG KONG	6.0%
REAL ESTATE
DIVERSIFIED	3.6%
CK Asset Holdings Ltd.		3,225,000	19,580,402
Hang Lung Properties Ltd.		2,598,000	6,750,569
Sun Hung Kai Properties Ltd.		1,643,500	24,903,757

			51,234,728

RESIDENTIAL	0.9%
Wharf Real Estate Investment Co., Ltd.		2,395,000	13,416,634

RETAIL	1.5%
Link REIT		2,320,360	21,131,898

TOTAL HONG KONG			85,783,260

INDIA	0.0%
REAL ESTATE—DIVERSIFIED
Mindspace Business Parks REIT, 144A(c)		75,200	300,404

JAPAN	11.4%
REAL ESTATE
DIVERSIFIED	6.1%
Activia Properties, Inc.		3,076	13,487,451
Mitsubishi Estate Co., Ltd.		1,374,814	23,994,835
Mitsui Fudosan Co., Ltd.		1,476,000	33,505,766
Tokyu Fudosan Holdings Corp.		1,298,400	7,680,759
United Urban Investment Corp.		6,462	8,672,415

			87,341,226

		Shares	Value
HOTEL	0.5%
Invincible Investment Corp.		20,326	$7,664,127

INDUSTRIALS	2.0%
GLP J-REIT		11,680	19,177,458
Mitsui Fudosan Logistics Park, Inc.		1,800	8,892,301

			28,069,759

OFFICE	1.9%
Japan Prime Realty Investment Corp.		3,309	12,342,443
Nippon Building Fund, Inc.		2,427	14,269,379

			26,611,822

RETAIL	0.9%
Japan Retail Fund Investment Corp.		13,104	13,385,075

TOTAL JAPAN			163,072,009

MACAU	0.7%
REAL ESTATE—HOTELS, RESTAURANTS & LEISURE
Sands China Ltd. (H Shares)(b)		2,013,200	10,060,691

NETHERLANDS	0.5%
REAL ESTATE—INDUSTRIALS
CTP BV, 144A(b),(c)		387,715	6,865,568

SINGAPORE	3.5%
REAL ESTATE
DIVERSIFIED	1.4%
CapitaLand Ltd.		2,045,200	5,716,586
City Developments Ltd.		1,224,400	7,263,390
Keppel DC REIT		3,264,800	6,552,899

			19,532,875

HEALTH CARE	0.7%
Parkway Life Real Estate Investment Trust		3,432,000	10,409,278

OFFICE	0.4%
Keppel REIT		6,175,100	5,600,373

RETAIL	1.0%
CapitaLand Integrated Commercial Trust		8,892,732	14,345,249

TOTAL SINGAPORE			49,887,775

		Shares	Value
SWEDEN	2.9%
REAL ESTATE
DIVERSIFIED	2.1%
Castellum AB		570,995	$12,592,233
Fastighets AB Balder, Class B(b)		336,361	16,661,201

			29,253,434

INDUSTRIALS	0.6%
Catena AB		195,261	8,607,765

OFFICE	0.2%
Wihlborgs Fastigheter AB		184,385	3,498,342

TOTAL SWEDEN			41,359,541

UNITED KINGDOM	5.4%
REAL ESTATE
DIVERSIFIED	1.0%
British Land Co., PLC/The		1,962,880	13,660,013

HEALTH CARE	0.9%
Assura PLC		13,032,878	12,954,290

INDUSTRIALS	2.0%
Segro PLC		1,644,210	21,252,641
Tritax Big Box REIT PLC		2,825,287	6,991,414

			28,244,055

OFFICE	0.5%
Workspace Group PLC		649,756	7,166,025

RESIDENTIAL	0.2%
UNITE Group PLC		250,292	3,681,708

SELF STORAGE	0.8%
Safestore Holdings PLC		1,002,376	10,992,813

TOTAL UNITED KINGDOM			76,698,904

UNITED STATES	53.0%
CONSUMER, CYCLICAL—HOTELS, RESTAURANTS & LEISURE	1.7%
Boyd Gaming Corp.(b)		251,380	14,821,365
Caesars Entertainment, Inc.(b)		105,210	9,200,614

			24,021,979

REAL ESTATE	51.3%
DATA CENTERS	2.9%
CyrusOne, Inc.		298,153	20,190,921

		Shares	Value
Digital Realty Trust, Inc.		154,343	$21,737,668

			41,928,589

HEALTH CARE	9.0%
Healthcare Trust of America, Inc., Class A		455,236	12,555,409
Healthpeak Properties, Inc.		1,443,387	45,813,103
Medical Properties Trust, Inc.		930,849	19,808,467
Ventas, Inc.		943,142	50,307,194

			128,484,173

HOTEL	2.1%
Host Hotels & Resorts, Inc.		1,227,498	20,683,341
Park Hotels & Resorts, Inc.		396,222	8,550,471

			29,233,812

INDUSTRIALS	7.7%
Americold Realty Trust		493,608	18,989,100
BG LLH LLC (Lineage Logistics)(d)		68,361	4,917,171
Duke Realty Corp.		719,708	30,177,356
Prologis, Inc.		529,306	56,106,436

			110,190,063

NET LEASE	4.5%
VEREIT, Inc.		888,796	34,325,302
VICI Properties, Inc.		1,035,222	29,234,669

			63,559,971

OFFICE	0.8%
Highwoods Properties, Inc.		257,468	11,055,676

REAL ESTATE SERVICES	1.1%
Jones Lang LaSalle, Inc.(b)		90,654	16,230,692

RESIDENTIAL	10.5%
APARTMENT	6.9%
Apartment Income REIT Corp.		409,646	17,516,463
Essex Property Trust, Inc.		129,754	35,272,327
UDR, Inc.		1,047,788	45,955,982

			98,744,772

MANUFACTURED HOME	1.8%
Sun Communities, Inc.		171,336	25,707,253

		Shares	Value
SINGLE FAMILY	1.8%
Invitation Homes, Inc.		802,542	$25,673,319

TOTAL RESIDENTIAL			150,125,344

SELF STORAGE	6.9%
Extra Space Storage, Inc.		274,144	36,337,787
Public Storage		248,836	61,402,772

			97,740,559

SHOPPING CENTERS	5.2%
COMMUNITY CENTER	1.4%
Kimco Realty Corp.		1,045,383	19,600,931

REGIONAL MALL	3.8%
Simon Property Group, Inc.		480,905	54,712,562

TOTAL SHOPPING CENTERS			74,313,493

TIMBER	0.6%
Weyerhaeuser Co.		249,959	8,898,541

TOTAL REAL ESTATE			731,760,913

TOTAL UNITED STATES			755,782,892

TOTAL COMMON STOCK (Identified cost—$1,129,389,075)			1,405,554,155

SHORT-TERM INVESTMENTS	0.8%
MONEY MARKET FUNDS
State Street Institutional Treasury Money Market Fund, Premier Class, 0.01%(e)		10,695,817	10,695,817

TOTAL SHORT-TERM INVESTMENTS (Identified cost—$10,695,817)			10,695,817

TOTAL INVESTMENTS IN SECURITIES (Identified cost—$1,140,084,892)	99.4%		1,416,249,972
OTHER ASSETS IN EXCESS OF LIABILITIES	0.6		8,674,272

NET ASSETS	100.0%		$1,424,924,244

Glossary of Portfolio Abbreviations

ADR	American Depositary Receipt
EUR	Euro Currency
REIT	Real Estate Investment Trust
USD	United States Dollar

Note: Percentages indicated are based on the net assets of the Fund.

(a)	Security value is determined based on significant unobservable inputs (Level 3).
(b)	Non-income producing security.
(c)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. Aggregate holdings amounted to $23,908,512 which represents 1.7% of the net assets of the Fund, of which 0.0% are illiquid.

(d)

Restricted security. Aggregate holdings equal 0.3% of the net assets of the Fund. This security was acquired on August 3, 2020, at a cost of $4,200,781 ($62.50 per share). Security value is determined based on significant unobservable inputs (Level 3).

(e)	Rate quoted represents the annualized seven-day yield.

Sector Summary	% of Net Assets
Diversified	18.5
Residential	18.2
Industrials	14.0
Health Care	10.6
Self Storage	7.7
Shopping Centers	5.2
Office	5.2
Net Lease	4.8
Retail	4.4
Data Centers	3.3
Hotel	2.6
Hotels, Restaurants & Leisure	2.4
Real Estate Services	1.1
Timber	0.6
Other	1.4

100.0

COHEN & STEERS GLOBAL REALTY SHARES, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Note 1. Portfolio Valuation

Investments in securities that are listed on the New York Stock Exchange (NYSE) are valued, except as indicated below, at the last sale price reflected at the close of the NYSE on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price.

Securities not listed on the NYSE but listed on other domestic or foreign securities exchanges (including NASDAQ) are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price reflected at the close of the exchange representing the principal market for such securities on the business day as of which such value is being determined. If after the close of a foreign market, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain non-U.S. equity holdings may be fair valued pursuant to procedures established by the Board of Directors.

Readily marketable securities traded in the over-the-counter (OTC) market, including listed securities whose primary market is believed by Cohen & Steers Capital Management, Inc. (the investment advisor) to be OTC, are valued on the basis of prices provided by a third-party pricing service or third-party broker-dealers when such prices are believed by the investment advisor, pursuant to delegation by the Board of Directors, to reflect the fair value of such securities.

Short-term debt securities with a maturity date of 60 days or less are valued at amortized cost, which approximates fair value. Investments in open-end mutual funds are valued at net asset value (NAV).

The policies and procedures approved by the Fund’s Board of Directors delegate authority to make fair value determinations to the investment advisor, subject to the oversight of the Board of Directors. The investment advisor has established a valuation committee (Valuation Committee) to administer, implement and oversee the fair valuation process according to the policies and procedures approved annually by the Board of Directors. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities for which market prices are unavailable, or securities for which the investment advisor determines that the bid and/or ask price or a counterparty valuation does not reflect market value, will be valued at fair value, as determined in good faith by the Valuation Committee, pursuant to procedures approved by the Fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include, but are not limited to, recent transactions in comparable securities, information relating to the specific security and developments in the markets. Foreign equity fair value pricing procedures utilized by the Fund may cause certain non-U.S. equity holdings to be fair valued on the basis of fair value factors provided by a pricing service to reflect any significant market movements between the time the Fund values such securities and the earlier closing of foreign markets.

COHEN & STEERS GLOBAL REALTY SHARES, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities would be categorized as Level 2 or 3 in the hierarchy, depending on the relative significance of the valuation inputs. Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security’s underlying assets and liabilities.

The Fund’s use of fair value pricing may cause the NAV of Fund shares to differ from the NAV that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Fair value is defined as the price that the Fund would expect to receive upon the sale of an investment or expect to pay to transfer a liability in an orderly transaction with an independent buyer in the principal market or, in the absence of a principal market, the most advantageous market for the investment or liability. The hierarchy of inputs that are used in determining the fair value of the Fund’s investments is summarized below.

•	Level 1 — quoted prices in active markets for identical investments
•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments may or may not be an indication of the risk associated with those investments. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

COHEN & STEERS GLOBAL REALTY SHARES, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

The following is a summary of the inputs used as of March 31, 2021 in valuing the Fund’s investments carried at value:

	Total	Quoted Prices in Active Markets for Identical Investments (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Common Stock:
Australia	$54,437,358	$54,437,358	$—	$0	(a)
United States	755,782,892	750,865,721	—	4,917,171	(b)
Other Countries	595,333,905	595,333,905	—	—
Short-Term Investments	10,695,817	—	10,695,817	—

Total Investments in Securities(c)	$1,416,249,972	$1,400,636,984	$10,695,817	$4,917,171

(a)	BGP Holdings PLC was acquired via a spinoff and has been fair valued at $0, by the Valuation Committee, pursuant to the Fund’s fair value procedures and classified as a Level 3 security.
(b)	Restricted security, where observable inputs are limited, has been fair valued by the Valuation Committee, pursuant to the Fund’s fair value procedures and classified as Level 3 security.
(c)	Portfolio holdings are disclosed individually on the Schedule of Investments.

The following is a reconciliation of investments for which significant unobservable inputs (Level 3) were used in determining fair value:

Common Stock— United States— Real Estate— Industrials
Balance as of December 31, 2020	$4,110,044
Purchases	78,086
Change in unrealized appreciation (depreciation)	729,041

Balance as of March 31, 2021	$4,917,171

The change in unrealized appreciation (depreciation) attributable to securities owned on March 31, 2021 which were valued using significant unobservable inputs (Level 3) amounted to $729,041.

COHEN & STEERS GLOBAL REALTY SHARES, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

The following table summarizes the quantitative inputs and assumptions used for investments categorized in Level 3 of the fair value hierarchy.

	Fair Value at March 31, 2021	Valuation Technique	Unobservable Inputs	Amount	Valuation Impact from an Increase in Input(a)
Common Stock— United States— Real Estate— Industrials	$4,917,171	Market Comparable Companies	Enterprise Value/ EBITDA(b) Multiple Liquidity Discount	23.2x 15%	Increase Decrease

(a)

Represents the directional change in the fair value of the Level 3 investments that could have resulted from an increase in the corresponding input as of period end. A decrease to the unobservable input would have had the opposite effect. Significant changes in these inputs may result in a materially higher or lower fair value measurement.

(b)	Earnings Before Interest, Taxes, Depreciation and Amortization.